Fair Value Measurements - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Trading loans, securities, and other
Trading loans, securities, and other	$ 132,805	$ 127,897
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,202	4,015
Derivatives
Derivative financial assets	43,624	56,996
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,379	3,618
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	125,109	130,600
Securities purchased under reverse repurchase agreements	149,949	127,379
FINANCIAL LIABILITIES
Trading deposits	53,974	114,704
Derivatives
Derivative financial liabilities	42,199	48,270
Securitization liabilities at fair value	12,738	12,618
Financial liabilities designated at fair value through profit or loss	57,783	16
Obligations related to securities sold short	36,365	39,478
Obligations related to securities sold under repurchase agreements	107,885	93,389
Recurring fair value measurement [member]
Trading loans, securities, and other
Trading loans, securities, and other	132,805	127,897
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,202	4,015
Derivatives
Derivative financial assets	43,624	56,996
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,379	3,618
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	125,109	130,600
Securities purchased under reverse repurchase agreements	4,796	3,920
FINANCIAL LIABILITIES
Trading deposits	53,974	114,704
Derivatives
Derivative financial liabilities	42,199	48,270
Securitization liabilities at fair value	12,738	12,618
Financial liabilities designated at fair value through profit or loss	57,783	16
Obligations related to securities sold short	36,365	39,478
Obligations related to securities sold under repurchase agreements	1,893	3,797
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	62,176	49,399
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	190	176
Derivatives
Derivative financial assets	199	201
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	292	544
Derivatives
Derivative financial liabilities	170	176
Obligations related to securities sold short	787	1,142
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	70,563	78,478
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,545	3,412
Derivatives
Derivative financial assets	42,866	56,303
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,379	3,618
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	123,212	127,643
Securities purchased under reverse repurchase agreements	4,796	3,920
FINANCIAL LIABILITIES
Trading deposits	50,295	111,680
Derivatives
Derivative financial liabilities	40,581	46,943
Securitization liabilities at fair value	12,738	12,618
Financial liabilities designated at fair value through profit or loss	57,770	2
Obligations related to securities sold short	35,578	38,336
Obligations related to securities sold under repurchase agreements	1,893	3,797
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	66	20
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	467	427
Derivatives
Derivative financial assets	559	492
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,605	2,413
FINANCIAL LIABILITIES
Trading deposits	3,679	3,024
Derivatives
Derivative financial liabilities	1,448	1,151
Financial liabilities designated at fair value through profit or loss	13	14
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	9,913	14,462
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,009	12,731
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	7,911	7,538
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,763	9,507
Recurring fair value measurement [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	16,050	19,732
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	45,252	45,766
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	4,149	3,324
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,177	20,096
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	2,054	2,029
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	6,096	6,633
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	786	127
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	9,127	14,335
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,009	12,731
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	7,865	7,535
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,763	9,507
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	16,050	19,732
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	45,252	45,766
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	4,149	3,324
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,177	19,896
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	2,054	2,029
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	6,096	6,633
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	46	3
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income		200
Recurring fair value measurement [member] | Other debt securities [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,975	5,631
Recurring fair value measurement [member] | Other debt securities [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,596	14,475
Recurring fair value measurement [member] | Other debt securities [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,036	21,969
Recurring fair value measurement [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	311	472
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,268	8,507
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,973	5,630
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,578	14,459
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,036	21,407
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	311	472
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,245	8,483
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	2	1
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	18	16
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income		562
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	23	24
Recurring fair value measurement [member] | Equity securities [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	49,915	43,752
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,618	1,804
Recurring fair value measurement [member] | Equity securities [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	57	59
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	261	370
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	49,784	43,699
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	84	309
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	57	33
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	208	235
Recurring fair value measurement [member] | Equity securities [member] | Level 2 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	131	53
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2	3
Recurring fair value measurement [member] | Equity securities [member] | Level 2 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other		26
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Common shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,532	1,492
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Preferred shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	50	135
Recurring fair value measurement [member] | Trading loans [member]
Trading loans, securities, and other
Trading loans, securities, and other	11,335	10,990
Recurring fair value measurement [member] | Trading loans [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	11,335	10,990
Recurring fair value measurement [member] | Commodities [member]
Trading loans, securities, and other
Trading loans, securities, and other	11,828	5,880
Recurring fair value measurement [member] | Commodities [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	11,549	5,540
Recurring fair value measurement [member] | Commodities [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	279	340
Recurring fair value measurement [member] | Retained interests [member]
Trading loans, securities, and other
Trading loans, securities, and other	22	25
Recurring fair value measurement [member] | Retained interests [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	22	25
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,204	2,679
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,379	3,618
Recurring fair value measurement [member] | Securities [member] | Level 1 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	190	176
Recurring fair value measurement [member] | Securities [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,567	2,095
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,379	3,618
Recurring fair value measurement [member] | Securities [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	447	408
Recurring fair value measurement [member] | Loans [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	998	1,336
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,318	2,745
Recurring fair value measurement [member] | Loans [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	978	1,317
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,318	2,745
Recurring fair value measurement [member] | Loans [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	20	19
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivatives
Derivative financial assets	11,806	12,398
Derivatives
Derivative financial liabilities	10,525	9,733
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	31	33
Derivatives
Derivative financial liabilities	28	24
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	11,775	12,365
Derivatives
Derivative financial liabilities	10,420	9,646
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial liabilities	77	63
Recurring fair value measurement [member] | Foreign exchange contracts [member]
Derivatives
Derivative financial assets	28,800	39,675
Derivatives
Derivative financial liabilities	26,158	34,918
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	41	24
Derivatives
Derivative financial liabilities	29	18
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	28,753	39,647
Derivatives
Derivative financial liabilities	26,121	34,897
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	6	4
Derivatives
Derivative financial liabilities	8	3
Recurring fair value measurement [member] | Credit Derivative Contracts [member]
Derivatives
Derivative financial assets	14	9
Derivatives
Derivative financial liabilities	418	386
Recurring fair value measurement [member] | Credit Derivative Contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	14	9
Derivatives
Derivative financial liabilities	418	386
Recurring fair value measurement [member] | Equity contracts [member]
Derivatives
Derivative financial assets	1,830	3,623
Derivatives
Derivative financial liabilities	4,144	2,396
Recurring fair value measurement [member] | Equity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1,305	3,170
Derivatives
Derivative financial liabilities	2,794	1,319
Recurring fair value measurement [member] | Equity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	525	453
Derivatives
Derivative financial liabilities	1,350	1,077
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivative financial assets	1,174	1,291
Derivatives
Derivative financial liabilities	954	837
Recurring fair value measurement [member] | Commodity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	127	144
Derivatives
Derivative financial liabilities	113	134
Recurring fair value measurement [member] | Commodity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1,019	1,112
Derivatives
Derivative financial liabilities	828	695
Recurring fair value measurement [member] | Commodity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	28	35
Derivatives
Derivative financial liabilities	$ 13	$ 8